UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 95.1%
Alabama 1.0%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	39,047,400
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,000,080

		43,047,480
Arizona 1.5%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,418,560
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,411,504
5.0%, 12/1/2037	8,405,000	7,263,264
Arizona, State Health Facilities Authority, Catholic Healthcare West, Series B, 0.16% **, 7/1/2035, LOC: JPMorgan Chase Bank	6,500,000	6,500,000
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	6,833,938
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	10,775,000	10,877,686
Series A, 5.25%, 7/1/2033	20,885,000	21,821,483

		67,126,435
Arkansas 0.3%
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015, INS: NATL	10,780,000	11,829,864
California 17.0%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	650,000	775,912
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	355,000	441,666
Beaumont, CA, Utility Authority Revenue, Wastewater Enterprise Project, Series A, 0.15% **, 9/1/2041, LOC: Union Bank of CA NA	4,320,000	4,320,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.5%, 4/1/2043	13,000,000	13,858,780
Series F-1, 5.625%, 4/1/2044	11,500,000	12,422,645
California, Educational Facilities Authority Revenue, Loyola Marymount University, Series A, Zero Coupon, 10/1/2014, INS: NATL	1,000,000	929,510
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,324,157
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	9,474,988
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,145,150
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	10,701,000
Series A, 6.0%, 7/1/2039	7,500,000	7,950,675
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,363,940
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	17,239,789
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/2033	47,575,000	33,305,354
California, State Department of Water Resources Revenue, Prerefunded, 5.5%, 12/1/2015	25,000	25,336
California, State General Obligation:
5.0%, 9/1/2032	10,000,000	10,116,800
6.25%, 11/1/2034	20,655,000	23,349,651
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	27,085,500
5.0%, 3/1/2027	20,000,000	20,745,400
5.0%, 11/1/2027	15,000,000	15,740,700
5.0%, 6/1/2029, INS: AMBAC	5,000,000	5,088,850
5.0%, 12/1/2031, INS: NATL	1,045,000	1,054,666
5.125%, 11/1/2024	5,000,000	5,245,250
6.0%, 4/1/2038	22,915,000	25,017,222
6.0%, 11/1/2039	50,000,000	54,770,500
6.5%, 4/1/2033	58,440,000	67,520,407
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	10,873,400
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,592,525
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,171,320
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,697,211
Series A, 5.5%, 6/1/2022	1,400,000	1,507,828
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,523,250
Series C, 5.5%, 6/1/2020	5,000,000	5,318,400
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	10,289,600
Contra Costa County, CA, Multi-Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 0.26% **, 12/1/2032, LOC: Citibank NA	1,775,000	1,775,000
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	13,651,319
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,760,000
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,646,400
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	19,627,450
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,524,575
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	12,914,760
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,216,750
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	25,736,250
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014, INS: FGIC, NATL	4,235,000	3,983,653
Napa, CA, Sanitation District, Certificates of Participation, 2001 Refunding Project, Series A, 0.14% **, 8/1/2028, LOC: Wells Fargo Bank NA	560,000	560,000
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014, INS: AMBAC	2,000,000	2,112,880
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,713,920
Series B, 5.25%, 7/1/2039	12,000,000	12,559,680
Otay, CA, Water District, Certificates of Participation, Capital Projects, 0.15% **, 9/1/2026, LOC: Union Bank NA	2,190,000	2,190,000
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,000,000	928,830
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,192,287
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	8,649,150
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2034	7,000,000	7,039,270
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,372,950
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	6,393,837
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014, INS: FGIC, NATL	1,000,000	960,970

San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: FGIC, NATL	8,565,000	8,912,910
Series F, 5.0%, 5/1/2035	27,500,000	28,129,200
Series E, 6.0%, 5/1/2039	35,000,000	38,405,500
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,145,475
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013, INS: NATL	3,895,000	3,995,530
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012, INS: NATL	5,000,000	4,909,700
Series A, Zero Coupon, 1/15/2013, INS: NATL	35,295,000	32,570,932
Series A, Zero Coupon, 1/15/2014, INS: NATL	14,905,000	12,898,191
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015, INS: FGIC, NATL	2,000,000	1,800,720
Vallejo City, CA, Unified School District General Obligation, Series A, 5.9%, 2/1/2022, INS: NATL	3,905,000	4,030,507
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	9,976,800

		757,272,778
Colorado 3.2%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,001,750
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	3,952,520
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	12,381,600
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	3,000,000	3,068,670
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	32,040,900
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014, INS: NATL	6,380,000	5,661,931
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	14,459,723
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	5,990,400
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	14,454,914
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	23,850,925
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	4,236,960
Series A, 5.75%, 9/1/2014, INS: NATL	14,700,000	15,668,730
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013, INS: NATL	2,500,000	2,851,500

		142,620,523
Connecticut 0.4%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,226,030
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,531,179

		16,757,209
District of Columbia 0.3%
District of Columbia, Core City General Obligation, Series B3, 5.5%, 6/1/2012, INS: NATL	340,000	352,393
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,117,150
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,237,100

		11,706,643
Florida 5.1%
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,138,540
Florida, Higher Educational Facilities Financing Authority Revenue, Ringling College of Art & Design, Inc., 0.16% **, 3/1/2038, LOC: PNC Bank NA	6,895,000	6,895,000
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,250,000	1,526,662
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,577,660
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,249,760
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	95,083
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,724,957
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,022,300
Series A, 5.0%, 10/1/2040	1,000,000	1,020,080
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,259,928
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,179,550
Series A, 5.5%, 10/1/2041	30,000,000	30,785,400
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	21,097,600
Series A-1, 5.375%, 10/1/2035	1,000,000	1,023,400
Series A-1, 5.375%, 10/1/2041	19,290,000	19,614,843
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	6,841,102
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014, INS: NATL	2,195,000	1,911,516
Series A, Zero Coupon, 10/1/2022, INS: NATL	7,000,000	3,681,370
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	18,436,706
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,150,400
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	1,100,000	1,246,113
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	83,712
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	6,806,930
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	576,035
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	6,885,300
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	2,830,000	3,384,340
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	16,474,440
Series A, 5.0%, 7/1/2040	11,895,000	12,076,756
6.5%, 7/1/2012, INS: FGIC, NATL	1,000,000	1,046,490
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	480,000	469,080
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2013, INS: NATL	3,770,000	4,099,800
5.75%, 10/1/2014, INS: NATL	755,000	848,884
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: FGIC, NATL	110,000	131,766
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,676,544
5.25%, 9/1/2035, INS: AGC	3,000,000	3,121,950
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC (a)	12,500,000	14,926,500
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,199,508
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,238,946
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014, INS: AMBAC	3,165,000	2,963,484

		228,488,435
Georgia 5.0%
Atlanta, GA, Airport Revenue, Series A, 5.0%, 1/1/2035	2,470,000	2,512,780
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,128,350
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: FGIC, NATL	13,000,000	15,617,420
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	41,990,800
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,472,400
Series B, 5.5%, 1/1/2033	4,000,000	4,059,440
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,112,646
Series A, 5.5%, 2/15/2045	20,000,000	19,969,000
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	18,528,605
Series B, 5.0%, 3/15/2019	5,000,000	5,006,150
Series A, 5.0%, 3/15/2020	2,700,000	2,847,069
Series B, 5.0%, 3/15/2020	5,000,000	4,904,200
Series A, 5.0%, 3/15/2022	17,340,000	17,578,252
Series A, 5.5%, 9/15/2023	5,000,000	4,916,800
Series A, 5.5%, 9/15/2024	4,635,000	4,536,506
Series A, 5.5%, 9/15/2027	5,000,000	4,826,850
Series A, 5.5%, 9/15/2028	5,000,000	4,820,200
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	20,476,500
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	2,215,000	2,300,743
Series Y, ETM, 6.4%, 1/1/2013, INS: AMBAC	140,000	146,772
Series V, 6.5%, 1/1/2012, INS: FGIC, NATL	1,085,000	1,102,837
Series X, 6.5%, 1/1/2012, INS: NATL	770,000	782,659
Series W, 6.6%, 1/1/2018, INS: NATL	11,095,000	12,795,309
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018, INS: NATL	190,000	231,108
Gwinnett County, GA, Development Authority Revenue, Nilhan Hospitality LLC, 0.16% **, 1/1/2043, LOC: US Bank NA	7,000,000	7,000,000

		220,663,396
Hawaii 0.5%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	17,044,608
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,384,960

		23,429,568
Idaho 0.3%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,114,992
Illinois 12.5%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017, INS: FGIC, NATL	20,000,000	16,439,400
Series A, 5.375%, 1/1/2013, INS: NATL	10,930,000	11,219,098
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2025, INS: AMBAC	13,985,000	14,392,663
Series B, 5.125%, 1/1/2015, INS: AMBAC	1,960,000	2,138,870
Chicago, IL, O'Hare International Airport Revenue:
Series A-2, AMT, 5.75%, 1/1/2019, INS: AGMC	12,975,000	13,739,617
Third Lien, Series A, 5.75%, 1/1/2039	13,650,000	14,604,681
Third Lien, Series B, 6.0%, 1/1/2041	25,000,000	27,174,750
Series C, 6.5%, 1/1/2041	26,700,000	30,123,207
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014, INS: AMBAC	3,150,000	3,310,272
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	12,776,872
Series A, 6.0%, 1/1/2020, INS: NATL	46,340,000	52,649,654
Series A, 6.25%, 1/1/2015, INS: NATL	28,725,000	30,735,175
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011, INS: NATL	4,990,000	5,043,044
Chicago, IL, School District Revenue Lease, Board of Education, ETM, 6.25%, 12/1/2011, INS: NATL	1,600,000	1,624,368

Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012, INS: FGIC, NATL	6,350,000	6,255,575
Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	3,883,460
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,881,600
Cook County, IL, County General Obligation, 6.5%, 11/15/2014, INS: FGIC, NATL	18,560,000	21,515,866
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	5,597,350
Series A, 5.5%, 4/1/2044	5,500,000	5,640,140
Series D, 6.5%, 11/1/2038	4,085,000	4,478,263
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	16,000,000	14,869,120
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,166,429
5.5%, 4/1/2039	4,800,000	4,786,224
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	23,314,619
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series D-3, 6.25%, 8/15/2015	5,000,000	4,880,550
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series A, 0.17% **, 4/1/2039, LOC: JPMorgan Chase Bank	1,850,000	1,850,000
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	10,000,000	10,406,800
Illinois, Finance Authority, Pollution Control Revenue, Commonwealth Edison Co., Series F, 144A, 0.16% **, 3/1/2017, LOC: JPMorgan Chase Bank	3,700,000	3,700,000
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	2,966,535
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,002,580
6.25%, 8/15/2013, INS: NATL	1,275,000	1,338,674
Series A, 6.25%, 1/1/2015, INS: AMBAC	9,525,000	10,228,516
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Capital Appreciation:
Zero Coupon, 6/15/2013, INS: NATL	4,045,000	3,903,061
ETM, Zero Coupon, 6/15/2013, INS: NATL	3,520,000	3,477,690
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	3,774,295
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,677,150
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014, INS: AMBAC	5,000,000	5,460,150
Illinois, Project Revenue, Zero Coupon, 1/1/2014, INS: AGMC	17,975,000	16,997,879
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016, INS: FGIC, NATL	10,000,000	8,684,500
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	17,315,000	17,749,780
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,040,830
Series A, 6.7%, 11/1/2021, INS: FGIC, NATL	25,800,000	30,866,088
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011, INS: AMBAC	820,000	832,079
6.25%, 12/15/2020, INS: AMBAC	6,975,000	7,901,280
Series P, 6.5%, 6/15/2013	790,000	834,461
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	5,082,179
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012, INS: NATL	645,000	662,202
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2012, INS: AGMC	1,300,000	1,295,385
Series B, Zero Coupon, 1/1/2013, INS: AGMC	1,095,000	1,064,636
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,410,519
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	5,880,000	5,466,754
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	5,985,000	5,347,598
Skokie, IL, Other General Obligation, Park District, Series B, ETM, Zero Coupon, 12/1/2011, INS: AMBAC	3,000,000	2,996,820
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	330,000	331,498
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011, INS: FGIC, NATL	4,145,000	4,141,228
Series B, Zero Coupon, 12/1/2012, INS: FGIC, NATL	2,480,000	2,458,002
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	12,030,000	11,713,370
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	10,255,000	9,786,552
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,645,760

		557,335,718
Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016, INS: NATL	10,160,000	11,384,077
Series B, 6.0%, 1/1/2012, INS: NATL	1,750,000	1,782,935
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,724,758
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,705,851
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,580,000	4,619,800
ETM, 6.0%, 7/1/2012, INS: NATL	1,165,000	1,220,873
ETM, 6.0%, 7/1/2012, INS: NATL	370,000	382,943
ETM, 6.0%, 7/1/2013, INS: NATL	1,230,000	1,356,764
ETM, 6.0%, 7/1/2013, INS: NATL	390,000	416,110
ETM, 6.0%, 7/1/2014, INS: NATL	1,310,000	1,514,648
ETM, 6.0%, 7/1/2014, INS: NATL	410,000	449,352
ETM, 6.0%, 7/1/2015, INS: NATL	1,385,000	1,668,288
ETM, 6.0%, 7/1/2015, INS: NATL	440,000	495,084
6.0%, 7/1/2016, INS: NATL	465,000	528,654
ETM, 6.0%, 7/1/2016, INS: NATL	1,470,000	1,829,709
6.0%, 7/1/2017, INS: NATL	490,000	555,763
ETM, 6.0%, 7/1/2017, INS: NATL	1,560,000	1,982,120
6.0%, 7/1/2018, INS: NATL	520,000	589,087
ETM, 6.0%, 7/1/2018, INS: NATL	1,655,000	2,126,394
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,322,400
Indiana, State Transportation Finance Authority, Series A, 5.75%, 6/1/2012, INS: AMBAC	2,570,000	2,667,249
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	2,525,000	2,825,273
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,558,600

		64,706,732
Iowa 0.0%
Iowa, Finance Authority, Small Business Development Revenue, Corporate Center Associates LP Project, 0.21% **, 9/1/2020, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
Kansas 0.1%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,249,310
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,590,000	3,659,933

		4,909,243
Kentucky 1.6%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.17% **, 3/1/2030, LOC: US Bank NA	2,355,000	2,355,000
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012, INS: NATL	9,110,000	9,476,586
Series C, 5.7%, 10/1/2013, INS: NATL	5,495,000	5,894,322
Series C, ETM, 5.7%, 10/1/2013, INS: NATL	2,750,000	3,026,320
Series C, 5.8%, 10/1/2014, INS: NATL	3,420,000	3,688,470
Series C, Prerefunded, 5.8%, 10/1/2014, INS: NATL	1,710,000	1,916,619
Series C, 5.85%, 10/1/2015, INS: NATL	3,490,000	3,749,342
Series C, Prerefunded, 5.85%, 10/1/2015, INS: NATL	1,745,000	1,957,646
Series C, 5.9%, 10/1/2016, INS: NATL	4,330,000	4,630,502
Series C, Prerefunded, 5.9%, 10/1/2016, INS: NATL	2,170,000	2,436,693
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	11,248,710
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,723,200
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	14,428,350

		69,531,760
Louisiana 0.6%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	10,548,700
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,044,150
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	11,446,560

		27,039,410
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	9,704,136
Maryland 0.5%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2036	2,770,000	2,980,381
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012, INS: FGIC	3,100,000	3,232,990
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	1,000,000	850,910
Series A, 5.0%, 12/1/2031	20,000,000	12,339,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	3,816,568

		23,219,849
Massachusetts 4.9%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	10,000,000	11,284,700
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A-1, 0.17% **, 7/1/2021, SPA: JPMorgan Chase Bank	1,000,000	1,000,000
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,045,215
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, ETM, 6.25%, 7/1/2012, INS: AMBAC	170,000	174,583
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,420,000	3,854,550
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	445,000	515,248
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031, GTY: Harvard Pilgrim Health Care, Inc.	17,000,000	19,214,080
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023, GTY: Harvard Pilgrim HealthCare, Inc.	3,000,000	3,388,860
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	26,940,667
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	29,880,864
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2027	1,680,000	971,124
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.21% **, 4/1/2038, LOC: TD Bank NA	1,400,000	1,400,000
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, SEMASS Partnership:
Series A, 5.625%, 1/1/2015, INS: NATL	4,000,000	4,076,600
Series A, 5.625%, 1/1/2016, INS: NATL	2,750,000	2,800,903
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	10,985,000	9,275,514
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,642,310
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	13,963,873
Massachusetts, State Industrial Finance Agency Revenue, JHC Assisted Living Corp., Series A, 144A, 0.21% **, 12/1/2029, LOC: TD Bank NA	4,650,000	4,650,000
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	3,000,000	2,923,110
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	2,888,730
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	2,860,800
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	5,897,540
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	7,197,494
Series C, 6.0%, 12/1/2011	1,380,000	1,397,995
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018, INS: NATL	10,000,000	8,067,300
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC (a)	14,315,000	18,074,262
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	13,710,000	16,808,049

		217,194,371
Michigan 1.9%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014, INS: FGIC	1,000,000	1,088,780
Detroit, MI, Sewer Disposal Revenue:
Series D, 0.765% ***, 7/1/2032, INS: AGMC	6,365,000	4,426,412
Series B, 7.5%, 7/1/2033, INS: AGMC	10,000,000	11,841,500
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016, INS: NATL	2,760,000	2,760,662
Series A-1, 5.375%, 4/1/2018, INS: NATL	3,000,000	2,948,550
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: FGIC, NATL	8,710,000	7,703,298
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	9,932,736
Series I, 6.0%, 10/15/2038	9,000,000	9,638,820
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,264,100
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,163,280
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,074,800
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	8,378,496
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	560,000	574,874

		82,796,308
Minnesota 0.4%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,130,626
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,993,041
Series A, ETM, 5.75%, 7/1/2018 (a)	6,760,000	8,388,416

		19,512,083
Mississippi 0.6%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	15,099,541
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,027,900
Series A, 6.5%, 9/1/2032	7,420,000	7,887,015

		28,014,456
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,225,830
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	7,063,081
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	5,152,358
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	3,344,418

		17,785,687
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,092,690
Series A, 5.5%, 2/1/2035	1,000,000	1,086,180
Series A, 5.5%, 2/1/2039	1,000,000	1,083,230

		3,262,100
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,079,300
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project:
Zero Coupon, 1/1/2013, INS: AMBAC *	5,000,000	1,087,500
Second Tier, 7.375%, 1/1/2040 *	15,000,000	22,500

		6,189,300
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	10,866,000
New Jersey 2.5%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	2,755,770
5.75%, 6/15/2034	2,455,000	2,289,754
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,524,846
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	9,273,806
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,791,600
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	904,730
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	12,846,240
New Jersey, State Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems:
Series A, Zero Coupon, 12/15/2026	54,000,000	23,557,500
Series A, Zero Coupon, 12/15/2028	30,000,000	11,277,300
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,820,380
Series A, 6.0%, 12/15/2038	11,075,000	12,208,748
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,768,327
New Jersey, State Turnpike Authority Revenue:
Series E, 5.25%, 1/1/2040	5,250,000	5,471,655
Series C-2005, 6.5%, 1/1/2016, INS: AMBAC	1,210,000	1,449,640
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	517,114

		110,457,410
New York 2.7%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	6,000,000	6,856,260
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014, INS: FGIC	3,660,000	3,929,230
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,759,140
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,302,520
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,296,384
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York Law School, 0.17% **, 7/1/2038, LOC: TD Bank NA	1,800,000	1,800,000
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series F, 5.0%, 2/15/2035	5,000,000	5,316,900
Series A, 5.0%, 3/15/2038 (a)	8,750,000	9,218,387
Series C, 5.0%, 3/15/2041	10,000,000	10,619,200
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc., Series A-3, 144A, 0.14% **, 5/1/2039, LOC: Mizuho Corporate Bank	800,000	800,000
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,073,438
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022, INS: AMBAC	12,600,000	13,396,950
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.23% **, 5/15/2036, LIQ: Fannie Mae	1,000,000	1,000,000
New York, Transportation/Tolls Revenue, Transportation Authority, Series E, 5.5%, 11/15/2021, INS: NATL	6,000,000	6,270,420
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	3,530,000	3,549,274
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,039,200
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	9,000,000	9,016,200
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,385,588
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	12,361,725
New York, NY, General Obligation:
Series B-5, 0.12% **, 8/15/2022, INS: NATL, SPA: JPMorgan Chase Bank	1,700,000	1,700,000
Series I-1, 5.375%, 4/1/2036	7,000,000	7,503,370
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	1,997,000

		121,191,186
North Carolina 1.5%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,596,435
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,533,144
North Carolina, Electric Revenue, 5.25%, 1/1/2020, INS: NATL	4,000,000	4,196,640
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,603,271
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	22,851,053
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	18,656,310
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,643,983

		68,080,836
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,103,586
Ohio 1.9%
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012, INS: NATL	685,000	707,338
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	940,000	1,136,545
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: FGIC, NATL	1,500,000	1,713,555
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012, INS: AMBAC	420,000	411,839
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Turbo:
Series A-2, 5.75%, 6/1/2034	13,275,000	9,666,191
Series A-2, 6.0%, 6/1/2042	7,000,000	5,093,480
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011, INS: NATL	1,050,000	1,062,379
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,000,470
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	583,155
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	25,000	25,000
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: FGIC, NATL	320,000	376,349
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Services, 5.5%, 7/1/2017	1,000,000	1,001,440
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	390,000	417,078
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	15,568,614
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012, INS: FGIC, NATL	1,655,000	1,643,117
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012, INS: NATL	1,005,000	989,453
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	538,114
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012, INS: FGIC, NATL	255,000	250,433
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	235,000	237,771
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	6,737,580
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011, INS: AMBAC	530,000	535,395
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,152,260
Series B, 6.5%, 10/1/2020	2,250,000	2,731,590
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	475,000	564,561
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,617,225
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,224,720
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,173,104
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011, INS: AMBAC	115,000	116,562
Toledo, OH, Other General Obligation, Macy's Project, Series A, AMT, 6.35%, 12/1/2025, INS: NATL	1,000,000	1,001,440
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011, INS: AMBAC	45,000	45,590
6.6%, 12/1/2016, INS: AMBAC	200,000	233,694
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013, INS: AGMC	930,000	897,543

		82,453,585
Oklahoma 0.8%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,313,189
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	23,125,000	26,183,050

		35,496,239
Oregon 0.2%
Oregon, State Health Housing Educational & Cultural Facilities Authority, Assumption Village LLC Project, Series A, 0.2% **, 3/1/2033, LOC: Union Bank NA	1,000,000	1,000,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 0.31% **, 5/1/2034, LOC: Bank of America NA	8,515,000	8,515,000

		9,515,000
Pennsylvania 3.2%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A, AMT, 5.75%, 1/1/2013, INS: NATL	9,400,000	9,849,790
Series A-1, AMT, 5.75%, 1/1/2014, INS: NATL	10,500,000	11,241,195
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,216,304
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014, INS: NATL	700,000	745,017
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,017,620
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: FGIC, NATL	3,700,000	3,164,499
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	430,000	445,601
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare Systems, 5.375%, 12/1/2041 (b)	12,550,000	12,761,593
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,718,342
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	33,765,440
Pennsylvania, State Turnpike Commission Revenue, Capital Appreciation, Series E, Step-up Coupon, 0% to 12/1/2017, 6.375% to 12/1/2038	40,000,000	29,466,000
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,426,210
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014, INS: NATL	1,465,000	1,565,909
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,096,921
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,143,790
Series A, 5.25%, 1/1/2036	2,500,000	2,583,500
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014, INS: AMBAC	810,000	853,870
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014, INS: FGIC	55,000	60,270
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	5,183,422

		141,305,293
Puerto Rico 4.0%
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017, INS: SG	8,500,000	9,519,490
Series KK, 5.5%, 7/1/2016, INS: NATL	10,000,000	11,253,100
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	13,650,000	13,768,891
Series A, 6.5%, 8/1/2044	35,000,000	38,323,950
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	55,000,000	47,378,650
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	18,020,000	12,596,701
Puerto Rico Commonwealth, General Obligation, 6.25%, 7/1/2013, INS: NATL	1,850,000	1,999,684
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue:
Series L, 5.25%, 7/1/2038, INS: AMBAC	24,000,000	22,105,920
5.5%, 7/1/2028, INS: NATL	19,545,000	20,229,270

		177,175,656
Rhode Island 1.2%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039 (a)	13,000,000	13,786,630
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Rhode Island School of Design, Series B, 0.18% **, 8/15/2036, LOC: TD Bank NA	3,800,000	3,800,000
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	10,913,300
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	18,040,000	19,041,220
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,721,170

		55,262,320
South Carolina 1.1%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,580,400
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	1,910,000	1,896,764
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	7,747,759
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
5.5%, 1/1/2012, INS: NATL	2,810,000	2,856,562
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	530,762
6.75%, 1/1/2019, INS: FGIC, NATL	2,065,000	2,623,438
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,916,235
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	10,622,069
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040 (a)	10,000,000	10,517,500
Series A, 5.375%, 1/1/2028	2,500,000	2,789,625

		49,081,114
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,109,530
Tennessee 1.0%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,093,300
5.625%, 4/1/2038	4,550,000	4,702,470
5.75%, 4/1/2041	8,675,000	9,001,267
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2014, INS: NATL	2,000,000	2,170,080
6.25%, 1/1/2013, INS: NATL	4,000,000	4,232,400
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	4,829,654
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	8,987,500
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,031,430
Series A, 5.25%, 9/1/2021	2,000,000	1,987,160

		46,035,261
Texas 10.2%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	2,967,000	2,585,533
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (c)	21,335,000	11,976,615
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012, INS: AMBAC	13,520,000	13,378,581
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2013	4,840,000	4,800,990
Series A, Zero Coupon, 2/15/2014	6,000,000	5,891,160
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016, INS: NATL	470,000	281,563
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	4,873,884
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,485,100
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.13% **, 11/15/2047, LOC: Northern Trust Co.	8,100,000	8,100,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	5,592,800
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	19,649,313
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: FGIC, NATL	21,030,000	21,941,019
Series A, 5.5%, 7/1/2039	10,000,000	10,524,900
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	11,978,576
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 5/15/2022, INS: AGMC	25,000,000	27,249,750
Houston, TX, Water & Sewer Revenue, Series C, Zero Coupon, 12/1/2012, INS: AMBAC	4,350,000	4,315,722
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	19,677,400
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,694,610
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	12,406,215
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	16,502,805
First Tier, 6.0%, 1/1/2043	30,000,000	31,539,300
North Texas, Tollway Authority Revenue, Special Projects Systems, Series A, 6.0%, 9/1/2041	6,675,000	7,517,185
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care Systems Project, Series E, 0.15% **, 11/15/2050, LOC: Wells Fargo Bank NA	1,300,000	1,300,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.625%, 8/15/2035	10,000,000	10,344,300
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	19,205,958
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	24,936,704
Series A, 5.25%, 11/1/2038	20,000,000	20,836,000
Series A, AMT, 5.5%, 11/1/2019, INS: NATL	20,000,000	20,932,400
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,087,611
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	108,992
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	18,300,000	16,530,756
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034 (b)	6,080,000	6,520,922
5.0%, 8/15/2035 (b)	6,130,000	6,548,679
5.0%, 8/15/2036 (b)	3,350,000	3,575,991
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	20,473,400
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.864% ***, 12/15/2026	19,800,000	14,135,220
Series D, 6.25%, 12/15/2026	20,000,000	20,423,000
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	352,875
Texas, Other General Obligation, 7.0%, 9/15/2012	2,354,896	2,389,701
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	5,753,567
5.5%, 8/1/2025	2,750,000	2,807,640
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,498,568

		455,725,305
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	735,000	879,538
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,114
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	200,000	204,602
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012, INS: NATL	280,000	281,100

		1,390,354
Virginia 0.5%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	5,500,000	6,571,785
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	3,000,000	3,431,760
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,776,172
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	4,680,000	5,015,088

		23,794,805
Washington 2.0%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014, INS: NATL	12,685,000	12,116,966
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: FGIC, NATL	6,725,000	5,705,759
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014, INS: NATL	4,000,000	4,418,920
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: FGIC, NATL	4,535,000	4,078,326
Series B, 5.0%, 2/1/2033	5,000,000	5,382,850
Series 2011A, 5.0%, 8/1/2033	20,000,000	21,868,200
Series A, 5.0%, 8/1/2035	10,000,000	10,705,900
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,117,436
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,003,061
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, 6.75%, 11/15/2041	12,175,000	13,182,603

		89,580,021
Wisconsin 1.8%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011, INS: FGIC	220,000	219,795
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,105,840
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,760,000	4,621,266
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	6,570,000	8,157,903
Series AA, ETM, 6.5%, 6/1/2012, INS: NATL	3,000,000	3,138,780
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	14,000,000	14,449,400
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	17,105,000	17,108,934
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	7,875,590
Wisconsin, State Health & Educational Facilities Authority Revenue, SSM Health Care Corp., Series A, 5.25%, 6/1/2034	2,000,000	2,046,320
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,453,907

		78,177,735

Total Municipal Bonds and Notes (Cost $3,965,621,994)		4,235,059,712
Municipal Inverse Floating Rate Notes (d) 13.7%
California 2.8%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	10,700,000	11,109,515
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.568%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (e)	5,236,056	5,911,239
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (e)	3,742,268	4,224,829
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (e)	3,118,557	3,520,691
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.741%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (e)	15,620,000	16,567,822
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.81%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (e)	30,000,000	32,402,100
Trust: Los Angeles, CA, Waste Water System Revenue, Series 3371-2, 144A, 19.31%, 6/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (e)	30,000,000	34,068,600
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.24%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (e)	14,997,001	15,873,001
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.517%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		123,677,797
District of Columbia 0.6%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (e)	22,000,000	24,951,080
Trust: District of Columbia, Series 3369, 144A, 19.81%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Florida 1.5%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (e)	30,130,000	33,895,034
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 43.241%, 7/1/2021, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (e)	3,740,000	3,958,065
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (e)	3,915,000	4,143,268
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (e)	4,122,500	4,362,867
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (e)	4,317,500	4,569,236
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (e)	16,470,000	17,430,300
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.201%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		68,358,770
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (e)	3,023,487	3,180,656
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (e)	3,300,848	3,472,436
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (e)	3,663,166	3,853,589
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.288%, 5/1/2033, Leverage Factor at purchase date: 2 to 1

		10,506,681
Massachusetts 1.8%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (e)	20,000,000	22,555,600
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 9.92%, 2/1/2034, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (e)	7,825,000	8,447,963
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (e)	3,000,000	3,238,835
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (e)	2,750,000	2,968,933
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 14.791%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (e)	20,000,000	21,802,300
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 42.89%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (e)	20,000,000	21,802,300
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 42.89%, 8/1/2027, Leverage Factor at purchase date: 10 to 1

		80,815,931
Nevada 1.5%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (e)	6,252,645	6,590,525
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (e)	6,565,277	6,920,052
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (e)	6,372,122	6,716,459
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.513%, 6/1/2028, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	16,118,519	17,283,870
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	16,841,398	18,059,013
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	10,876,807	11,663,188
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.201%, 6/15/2021, Leverage Factor at purchase date: 2 to 1

		67,233,107
New York 1.2%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (e)	27,925,000	29,985,575
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 17.921%, 7/1/2038, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (e)	19,425,000	21,204,843
Trust: New York, NY, Series 2008-1131, 144A, 9.202%, 10/1/2024, Leverage Factor at purchase date: 2 to 1

		51,190,418
North Carolina 0.5%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038, INS: AGMC (e)	20,000,000	21,438,400
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 17.78%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 0.8%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (e)	8,725,000	9,967,366
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (e)	8,725,000	9,967,367
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 17.86%, 9/1/2021, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	6,032,233	6,311,213
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	10,287,087	10,762,845
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.379%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		37,008,791
Tennessee 1.6%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (e)	21,793,305	23,771,219
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.865%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (e)	20,800,000	22,823,840
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.87%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (e)	21,610,075	23,441,755
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.878%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		70,036,814
Texas 1.2%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (e)	10,000,000	10,790,600
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.29%, 10/1/2035, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (e)	5,500,000	5,913,105
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.42%, 10/1/2034, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (e)	3,000,000	3,270,379
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (e)	7,425,000	8,094,187
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (e)	6,540,000	7,129,425
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (e)	7,000,000	7,630,883
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2008-1150, 144A, 9.202%, 2/1/2022, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (e)	10,000,000	11,092,000
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 18.6%, 7/15/2026, Leverage Factor at purchase date: 4 to 1

		53,920,579

Total Municipal Inverse Floating Rate Notes (Cost $577,540,355)		609,138,368

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,543,162,349) †	108.8	4,844,198,080
Other Assets and Liabilities, Net	(8.8)	(391,331,675)

Net Assets	100.0	4,452,866,405

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project *	Zero Coupon	1/1/2013	5,000,000	2,983,584	1,087,500
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier *	7.375%	1/1/2040	15,000,000	14,314,437	22,500
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (c)	3.375%	4/1/2027	21,335,000	21,337,200	11,976,615
				38,635,221	13,086,615

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of August 31, 2011.

***
Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2011.

†
The cost for federal income tax purposes was $4,533,183,839.  At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $311,014,241.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $357,828,557 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $46,814,316.

(a) At August 31, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) When-issued security.
(c) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(d) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SG: Syncora Guarantee
SPA: Standby Bond Purchase Agreement

At August 31, 2011, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
8/3/2012 8/3/2029	9,650,000	1	Fixed — 3.99%	Floating — LIBOR	(1,036,204)	—	(1,036,204)
3/9/2012 3/9/2031	5,200,000	2	Fixed — 4.562%	Floating — LIBOR	(1,074,160)	—	(1,074,160)
5/14/2012 5/12/2031	44,250,000	1	Fixed — 4.19%	Floating — LIBOR	(6,435,880)	—	(6,435,880)
5/14/2012 5/13/2031	44,300,000	1	Fixed — 4.19%	Floating — LIBOR	(6,443,424)	—	(6,443,424)
5/16/2012 5/16/2031	46,550,000	1	Fixed — 4.185%	Floating — LIBOR	(6,728,047)	—	(6,728,047)
5/16/2012 5/16/2031	46,000,000	1	Fixed — 4.25%	Floating — LIBOR	(7,086,250)	—	(7,086,250)
5/16/2012 5/16/2031	27,750,000	1	Fixed — 4.186%	Floating — LIBOR	(4,014,874)	—	(4,014,874)
5/17/2012 5/17/2031	27,250,000	1	Fixed — 4.1%	Floating — LIBOR	(3,597,103)	—	(3,597,103)
5/11/2012 5/11/2032	10,150,000	2	Fixed — 4.173%	Floating — LIBOR	(1,469,286)	—	(1,469,286)
3/28/2012 3/28/2033	13,300,000	1	Fixed — 4.432%	Floating — LIBOR	(2,542,643)	—	(2,542,643)
4/27/2012 4/27/2033	16,200,000	3	Fixed — 4.369%	Floating — LIBOR	(2,889,001)	—	(2,889,001)

Total unrealized depreciation	(43,316,872)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Merrill Lynch & Co., Inc.
3	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(f)	$—	$4,844,198,080	$—	$4,844,198,080
Total	$—	$4,844,198,080	$—	$4,844,198,080
Liabilities
Derivatives(g)	$—	$(43,316,872)	$—	$(43,316,872)
Total	$—	$(43,316,872)	$—	$(43,316,872)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(43,316,872)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011